Share-based payments - Additional Information (Details) $ / shares in Units, € in Thousands, $ in Millions	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2022 EUR (€) EquityInstruments shares	Jun. 30, 2022 USD ($) EquityInstruments $ / shares shares	Jun. 30, 2021 EUR (€)	Jun. 30, 2022 EUR (€) EquityInstruments tranche shares	Jun. 30, 2022 USD ($) EquityInstruments tranche $ / shares shares	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage						0.33%
Number of tranches | tranche				3	3
Trading days						30 days
Share-based expense | €	€ 5,625		€ 3,586	€ 9,872		€ 4,695
Number of options issued | shares	1,500,000	1,500,000		2,825,000	2,825,000
Contractual lifetime of the options				2 years	2 years
Tranche I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Hurdle rate					$ 12.00
Tranche II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Hurdle rate					15.00
Tranche III
Disclosure of terms and conditions of share-based payment arrangement [line items]
Hurdle rate					$ 18.00
Research and Development
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based expense | €	€ 2,889		1,810	€ 5,194		2,279
General and Administrative
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based expense | €	€ 2,736		€ 1,776	€ 4,678		€ 2,416
ESOP 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)				3 years	3 years
Awards granted | EquityInstruments	274,500	274,500		4,557,100	4,557,100
Awards cancelled or forfeited | EquityInstruments	13,926	13,926		99,591	99,591
Awards outstanding | EquityInstruments		15,089,070			15,089,070		10,675,001
Awards exercised | shares	18,994	18,994		43,440	43,440
Average exercise price of awards exercised					$ 4.97
Awards vested | EquityInstruments				7,313,165	7,313,165		5,422,591
Weighted average remaining contractual life				7 years 10 months 24 days	7 years 10 months 24 days		7 years 8 months 12 days
Exercise period				10 years	10 years
Grant date fair value	€ 1,600	$ 1.8		€ 2,900	$ 3.2
Fair value of the awards at grant date	€ 800	$ 0.8		€ 13,400	$ 15.0
ESOP 2014 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average exercise price of awards exercised		$ 2.26
Exercise price		1.30			$ 1.30
ESOP 2014 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average exercise price of awards exercised					2.52
Exercise price		$ 13.47			$ 13.47